Investment Property, Net (Details) - Schedule of Net Balance of Investment Properties - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Property, Net (Details) - Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	$ 1,956,975	$ 2,166,152	$ 1,907,284
Accumulated depreciation	(295,673)	(317,665)
Impairment	(7,957)	(7,259)
Total investment properties, net	1,653,345	1,841,228
Land [Member]
Investment Property, Net (Details) - Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	263,172	312,399	281,119
Buildings [Member]
Investment Property, Net (Details) - Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	1,671,190	1,744,190	1,597,106
Accumulated depreciation	295,673	317,665	$ 241,348	$ 179,820
Constructions in progress [Member]
Investment Property, Net (Details) - Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	$ 22,613	$ 109,563